KEELEY Gabelli Small Cap Dividend Fund
Schedule of Investments—December 31, 2025 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS — 99 .1%
Automotive — 2 .8%
105,154 Douglas Dynamics Inc. ............................. $ 3,433,278
97,510 Standard Motor Products Inc. ................... 3,593,244
7,026,522
Banking — 14 .4%
67,843 Atlantic Union Bankshares Corp. ............... 2,394,858
96,005 Cadence Bank .......................................... 4,112,854
171,736 Columbia Banking System Inc. .................. 4,800,021
91,983 First Bancorp/Southern Pines NC .............. 4,671,816
109,614 NCR Atleos Corp. † ................................... 4,177,389
130,642 South Plains Financial Inc. ........................ 5,068,910
123,056 Timberland Bancorp Inc. ........................... 4,405,405
50,891 Wintrust Financial Corp. ........................... 7,115,580
36,746,833
Broadcasting — 1 .8%
23,137 Nexstar Media Group Inc. ......................... 4,697,968
Building and Construction — 4 .5%
13,570 Everus Construction Group Inc. † .............. 1,161,049
50,386 KB Home ................................................. 2,842,274
60,554 Primoris Services Corp. ............................ 7,517,174
11,520,497
Business Services — 8 .8%
95,490 ABM Industries Inc. .................................. 4,039,227
70,986 Cass Information Systems Inc. ................. 2,947,339
121,670 EVERTEC Inc. ........................................... 3,539,380
217,700 Outfront Media Inc. , REIT ......................... 5,246,570
138,504 Plymouth Industrial REIT Inc. ................... 3,030,468
96,240 STAG Industrial Inc. , REIT ........................ 3,537,782
22,340,766
Communication Services — 0 .7%
81,176 Cinemark Holdings Inc. ............................ 1,886,530
Computer Software and Services — 1 .4%
750,333 Alight Inc. , Cl. A ....................................... 1,463,149
46,400 Progress Software Corp. † ......................... 1,993,344
3,456,493
Consumer Products — 4 .1%
124,279 JAKKS Pacific Inc. .................................... 2,097,830
66,093 Kontoor Brands Inc. ................................. 4,037,621
74,154 Spectrum Brands Holdings Inc. ................ 4,381,018
10,516,469
Consumer Services — 0 .8%
70,034 National Storage Affiliates Trust , REIT ....... 1,975,659
Diversified Industrial — 6 .4%
74,329 Crane NXT Co. .......................................... 3,498,666
16,462 Enpro Inc. ................................................ 3,525,008
20,338 Esab Corp. ............................................... 2,272,161
97,859 Helios Technologies Inc. ........................... 5,234,478
79,588 Olin Corp. ................................................ 1,657,818
16,188,131
Electronics — 0 .9%
33,893 Dolby Laboratories Inc. , Cl. A .................... 2,176,609
Energy and Utilities — 12 .6%
734,902 Algonquin Power & Utilities Corp. ............. 4,519,647
85,000 Atlas Energy Solutions Inc. ....................... 800,700
55,623 Black Hills Corp. ....................................... 3,861,349
21,494 Chord Energy Corp. .................................. 1,992,494
77,603 International Seaways Inc. ........................ 3,767,626
195,934 MDU Resources Group Inc. ...................... 3,824,632
Shares
Market
Value
64,398 Sable Offshore Corp. † .............................. $ 580,870
56,306 Solaris Energy Infrastructure Inc. .............. 2,588,387
53,766 Southwest Gas Holdings Inc. .................... 4,302,355
130,854 TechnipFMC plc ........................................ 5,830,854
32,068,914
Environmental Services — 1 .2%
294,671 Select Water Solutions Inc. ....................... 3,099,939
Equipment and Supplies — 2 .2%
711,541 Ardagh Metal Packaging SA ...................... 2,917,318
61,377 Cactus Inc. , Cl. A ...................................... 2,803,702
5,721,020
Financial Services — 19 .7%
73,535 Air Lease Corp. ......................................... 4,723,153
137,821 Alerus Financial Corp. ............................... 3,103,729
179,688 Alpine Income Property Trust Inc. , REIT .... 3,004,383
79,664 Enact Holdings Inc. .................................. 3,157,881
85,150 Federated Hermes Inc. .............................. 4,433,760
134,405 Hilltop Holdings Inc. ................................. 4,561,706
139,284 Millrose Properties Inc. , REIT ................... 4,160,413
115,096 Sila Realty Trust Inc. , REIT ........................ 2,682,888
183,787
Silvercrest Asset Management Group Inc. ,
Cl. A ..................................................... 2,791,725
45,141 SouthState Bank Corp. .............................. 4,248,219
76,978 Synovus Financial Corp. ........................... 3,852,749
93,756 Victory Capital Holdings Inc. , Cl. A ............ 5,915,066
103,216 Virtu Financial Inc. , Cl. A ........................... 3,439,157
50,074,829
Food and Beverage — 0 .7%
106,621 Primo Brands Corp. .................................. 1,743,253
Health Care — 11 .3%
162,174 CareTrust REIT Inc. .................................. 5,864,212
4,380 Chemed Corp. .......................................... 1,874,027
147,668 Concentra Group Holdings Parent Inc. ...... 2,906,106
132,656 Embecta Corp. ......................................... 1,575,953
81,648 Global Medical REIT Inc. ........................... 2,754,804
53,974 Mesa Laboratories Inc. ............................. 4,236,959
172,594 Perrigo Co. plc ......................................... 2,402,509
129,414 Strawberry Fields REIT Inc. ....................... 1,695,323
31,810 The Ensign Group Inc. .............................. 5,541,302
28,851,195
Metals and Mining — 3 .9%
34,554 Kaiser Aluminum Corp. ............................. 3,968,872
168,892 OR Royalties Inc. ...................................... 5,977,088
9,945,960
Retail — 0 .9%
139,777 Shoe Carnival Inc. .................................... 2,359,436
TOTAL COMMON STOCKS ........................ 252,397,023
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 0 .9%
$ 2,255,000 U.S. Treasury Bills,
3.558 % to 3.805% †† ,
01/29/26 to 03/19/26 ............................ 2,243,366
TOTAL INVESTMENTS — 100.0%
(Cost $ 184,079,030 ) ............................. $ 254,640,389

KEELEY Gabelli Small Cap Dividend Fund
Schedule of Investments (Continued)—December 31, 2025 (Unaudited)
2
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† Non-income producing security.
†† Represents annualized yields at dates of purchase.
REIT Real Estate Investment Trust